Related party- Narrative (Details) - EUR (€) € in Thousands	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Related party transactions [abstract]
The construction division recognized sales for construction work provided to operating groups	€ 303,050	€ 489,259	€ 1,030,639
Billing from construction division to groups infrastructure concession operator	206,077	375,680	865,487
Profit attributable to the companys holdings in the concession operators and not eliminated on consolidation	€ (14,206)	€ (34,942)	€ (60,507)